DERIVATIVES. (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)			$ 1,565	$ (4,362)
Unrealized Gains (Losses)					$ (3,235)	$ 2,088	$ (3,370)
Non Designated Derivative Instruments [Member] | Commodity Contracts [Member] | Cost of goods sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	$ 2,262	$ 916	(2,150)	(1,241)	(3,479)	(4,165)	1,386
Unrealized Gains (Losses)	$ (5,582)	$ (1,907)	$ 3,715	$ (3,121)	$ (3,235)	$ 2,088	$ (3,370)